Investment Strategy - LOOMIS SAYLES FUNDS II	Dec. 31, 2025
Loomis Sayles High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its assets in below investment grade fixed-income securities (commonly known as “junk bonds”). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”)), have rated the securities in one of its top four rating categories) or, if the security is unrated, are determined by the Adviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund may invest up to 30% of its assets in U.S. dollar-denominated foreign fixed-income securities, including those in emerging markets. Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.
The Adviser performs its own extensive credit analysis to determine the creditworthiness and potential for capital appreciation of a security. The Fund’s management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as issuer debt and debt maturity schedules, earnings prospects, responsiveness to changes in interest rates, experience and perceived strength of management, borrowing requirements and liquidation value, market price in relation to cash flow, interest and dividends.
In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments.
In selecting investments for the Fund, the Adviser utilizes the skills of its in-house team of more than 30 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria. The Adviser employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. The Adviser analyzes an individual company’s potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts. The Adviser emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). The Adviser also assesses a bond’s relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments. The Adviser seeks to diversify the Fund’s holdings to reduce the inherent risk in below investment grade fixed-income securities.
In connection with its principal investment strategies, the Fund may also invest in structured notes, collateralized loan obligations, bank loans, zero-coupon securities, pay-in-kind securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, and futures, forward contracts and swaps (including credit default swaps) for hedging and investment purposes. The Fund may from time to time satisfy the 80% test above by obtaining investment exposure to below investment grade fixed-income securities through investments in these derivative instruments. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Loomis Sayles International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will primarily invest in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. The Fund will invest in securities that provide exposure to no fewer than three countries outside the U.S. including companies located in emerging markets. Notwithstanding the foregoing, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non-U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index.
The Fund’s portfolio manager employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s portfolio manager also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be).
The Fund will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.
The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in interests in real estate investment trusts (“REITs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private equity investments. The Fund is not limited in the percentage of its assets that it may invest in these instruments. The Fund may also gain investment exposure to Chinese companies through the use of a structure known as a variable interest entity (“VIE”). The VIE structure allows investors, such as the Fund, to gain exposure to sectors or industries where non-Chinese ownership is restricted or prohibited by the Chinese government.
The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

Loomis Sayles Investment Grade Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed-income securities (for example, bonds and other investments that the Adviser believes have similar economic characteristics, such as notes, debentures and loans). “Investment grade” securities are those securities that are rated in one of the top four categories at the time of purchase by at least one of the three major rating agencies — Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) or, if unrated, are determined by the Adviser to be of comparable quality. Although the Fund invests primarily in investment grade fixed-income securities, it may invest up to 15% of its assets in below investment grade fixed-income securities (also known as “junk bonds”). There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments.
Three themes typically drive the Fund’s investment approach. First, the Adviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Adviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Adviser believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Adviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Adviser generally prefers securities that are protected against calls (early redemption by the issuer).
In connection with its principal investment strategies, the Fund may invest up to 30% of its assets in U.S. dollar-denominated foreign securities, including emerging markets securities. The Fund may also invest in U.S. dollar-denominated obligations of supranational entities without limit (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in corporate securities, U.S. government securities, commercial paper, zero-coupon securities, collateralized loan obligations, bank loans, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations and other asset-backed securities, when-issued securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, and structured notes. The Fund may also invest in futures, forward contracts and swaps (including credit default swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Loomis Sayles Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including below investment grade securities, or “junk bonds”) with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency transactions, and U.S. government securities. Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”)), have rated the securities in one of its top four rating categories) or, if the security is unrated, are determined by the Adviser to be of comparable quality. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. The Adviser performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security.
The Fund’s portfolio managers use a flexible approach to identify securities in the global marketplace with characteristics including discounted price compared to economic value, undervalued credit ratings with strong or improving credit profiles and yield premium relative to its benchmark (although not all of the securities selected will have these attributes).
In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments.
In selecting investments for the Fund, the Adviser utilizes the skills of its in-house team of more than 30 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria. The Adviser seeks to buy bonds that offer a positive yield advantage over the market and, in its view, have room to increase in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities. The Adviser provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues (including convertible securities), foreign debt securities and U.S. government securities. The Fund’s portfolio managers maintain a core of the Fund’s investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.
In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, bank loans, zero-coupon bonds, pay-in-kind bonds, mortgage-related securities, stripped securities and futures, swaps (including credit default swaps) and foreign currency transactions (such as forward currency contracts) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.